Annual Total Returns[BarChart] - Invesco SP 500 High Dividend Low Volatility ETF - ETF	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.84%	19.84%	5.20%	22.31%	11.94%	(6.13%)	20.32%	(9.89%)